Schedule of Investments (unaudited)	iShares® Environmentally Aware Real Estate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Data Center REITs — 9.1%
Digital Core REIT Management Pte Ltd.	2,100	$1,350
Digital Realty Trust Inc.	2,201	309,153
Equinix Inc.	603	500,351
Keppel DC REIT	5,400	6,780
		817,634
Diversified Real Estate Activities — 4.8%
Allreal Holding AG, Registered	51	9,071
BRANICKS Group AG(a)	285	655
City Developments Ltd.	2,700	12,255
Heiwa Real Estate Co. Ltd.	200	5,288
Mitsubishi Estate Co. Ltd.	5,700	78,979
Mitsui Fudosan Co. Ltd.	3,900	97,905
New World Development Co. Ltd.(a)	18,000	22,062
Nomura Real Estate Holdings Inc.	600	16,419
Sumitomo Realty & Development Co. Ltd.	1,700	53,463
Sun Hung Kai Properties Ltd.	11,500	107,334
Tokyo Tatemono Co. Ltd.	600	9,247
UOL Group Ltd.	3,900	18,110
		430,788
Diversified REITs — 7.7%
Abrdn Property Income Trust Ltd.	1,956	1,352
Activia Properties Inc.	7	19,064
AEW U.K. REIT PLC	813	999
Alexander & Baldwin Inc.	333	5,768
American Assets Trust Inc.	420	9,421
Argosy Property Ltd.	4,323	3,065
Armada Hoffler Properties Inc.	582	6,961
Balanced Commercial Property Trust Ltd.	1,929	1,850
British Land Co. PLC (The)	7,941	38,170
Broadstone Net Lease Inc.	1,236	19,862
Charter Hall Long Wale REIT	3,016	7,344
Covivio SA/France	264	12,784
Cromwell European Real Estate Investment Trust	1,800	2,718
Custodian Property Income REIT PLC	2,010	1,817
Daiwa House REIT Investment Corp.	12	21,203
Empire State Realty Trust Inc., Class A	1,965	18,707
Essential Properties Realty Trust Inc.	888	22,120
Global Net Lease Inc.	1,359	11,484
GPT Group (The)	15,132	45,735
Growthpoint Properties Australia Ltd.	2,055	3,216
H&R Real Estate Investment Trust	1,257	9,209
Hankyu Hanshin REIT Inc.	3	2,970
Heiwa Real Estate REIT Inc.	5	4,647
Hulic REIT Inc.	3	3,159
ICADE	144	4,875
KDX Realty Investment Corp.	15	16,271
Land Securities Group PLC	3,612	30,452
Lar Espana Real Estate SOCIMI SA	690	4,631
LXI REIT PLC	5,652	7,538
Merlin Properties SOCIMI SA	3,687	37,545
Mirvac Group	41,358	58,124
Mori Trust REIT Inc.	6	3,047
NIPPON REIT Investment Corp.	3	6,947
Nomura Real Estate Master Fund Inc.	21	22,980
NTT UD REIT Investment Corp.	9	7,642
OUE REIT	29,100	6,155
Picton Property Income Ltd.	2,436	2,067
Schroder REIT Ltd.	3,483	2,011
Sekisui House REIT Inc.	54	28,722
SK REITs Co. Ltd.	615	1,726
Security	Shares	Value

Diversified REITs (continued)
Star Asia Investment Corp.	9	$3,529
Stockland	15,333	45,280
Stride Property Group	2,178	1,890
Sunlight REIT	9,000	2,196
Suntec REIT	20,400	18,034
Takara Leben Real Estate Investment Corp.	3	2,134
Tokyu REIT Inc.	6	6,997
UK Commercial Property REIT Ltd.	2,670	2,163
United Urban Investment Corp.	9	9,113
WP Carey Inc.	1,344	83,274
		688,968
Health Care Facilities — 0.2%
Chartwell Retirement Residences	1,506	13,431

Health Care REITs — 5.4%
Aedifica SA	273	17,790
Assura PLC	6,840	3,861
CareTrust REIT Inc.	336	7,029
Cofinimmo SA	129	9,375
Community Healthcare Trust Inc.	52	1,331
Healthcare Realty Trust Inc., Class A	801	12,904
Healthpeak Properties Inc.	1,890	34,965
Life Science Reit PLC	1,271	924
LTC Properties Inc.	93	2,899
Medical Properties Trust Inc.	1,407	4,362
National Health Investors Inc.	273	14,518
Omega Healthcare Investors Inc.	564	16,356
Parkway Life REIT	1,500	3,931
Physicians Realty Trust	558	6,830
Primary Health Properties PLC	2,409	2,966
Sabra Health Care REIT Inc.	615	8,204
Target Healthcare REIT PLC	1,497	1,575
Universal Health Realty Income Trust	27	1,075
Ventas Inc.	3,279	152,113
Welltower Inc.	2,132	184,439
		487,447
Hotel & Resort REITs — 2.3%
Apple Hospitality REIT Inc.	825	13,250
CapitaLand Ascott Trust	6,680	4,762
CDL Hospitality Trusts	2,100	1,609
DiamondRock Hospitality Co.	1,023	9,350
Far East Hospitality Trust	2,700	1,308
Host Hotels & Resorts Inc.	3,762	72,306
Hotel Property Investments Ltd.	2,010	3,943
Invincible Investment Corp.	9	3,700
Japan Hotel REIT Investment Corp.	6	3,083
Park Hotels & Resorts Inc.	843	12,712
Pebblebrook Hotel Trust	558	8,493
RLJ Lodging Trust	657	7,608
Ryman Hospitality Properties Inc.	261	28,684
Service Properties Trust	687	5,311
Summit Hotel Properties Inc.	465	3,013
Sunstone Hotel Investors Inc.	1,281	13,668
Xenia Hotels & Resorts Inc.	779	10,384
		203,184
Industrial REITs — 16.3%
AIMS APAC REIT	5,247	5,114
Americold Realty Trust Inc.	1,380	37,950
ARGAN SA, NVS	48	4,257
CapitaLand Ascendas REIT	30,600	66,317
Centuria Industrial REIT	2,766	5,860

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
CRE Logistics REIT Inc.	3	$3,138
Dream Industrial REIT	738	7,367
EastGroup Properties Inc.	357	63,342
ESR Kendall Square REIT Co. Ltd.	1,278	3,601
ESR-LOGOS REIT	43,200	9,983
First Industrial Realty Trust Inc.	618	31,839
Frasers Logistics & Commercial Trust	36,600	30,467
GLP J-REIT	33	29,463
Goodman Property Trust	4,731	6,478
Granite REIT	267	14,384
Industrial & Infrastructure Fund Investment Corp.	10	9,049
Innovative Industrial Properties Inc.	93	8,670
Intervest Offices & Warehouses NV	171	3,844
Japan Logistics Fund Inc.	3	5,547
LaSalle Logiport REIT	27	27,342
LondonMetric Property PLC	6,333	15,474
LXP Industrial Trust	1,785	16,226
Mapletree Industrial Trust	17,400	31,692
Mapletree Logistics Trust	18,900	21,733
Mitsubishi Estate Logistics REIT Investment Corp.	3	7,516
Mitsui Fudosan Logistics Park Inc.	6	17,988
Montea NV	147	12,618
Nippon Prologis REIT Inc.	33	58,714
Prologis Inc.	5,567	705,281
Rexford Industrial Realty Inc.	855	44,964
Segro PLC	4,341	48,211
SOSiLA Logistics REIT Inc.	9	7,309
STAG Industrial Inc.	636	23,494
Terreno Realty Corp.	342	20,428
Tritax Big Box REIT PLC	12,387	25,933
Urban Logistics REIT PLC	2,208	3,509
Warehouse REIT PLC	1,527	1,680
Warehouses De Pauw CVA	849	24,839
		1,461,621
Multi-Family Residential REITs — 11.0%
Advance Residence Investment Corp.	6	13,213
Apartment Income REIT Corp.	1,158	37,855
Apartment Investment & Management Co., Class A(b)	804	5,974
AvalonBay Communities Inc.	1,203	215,349
Boardwalk REIT	126	6,542
Camden Property Trust	705	66,157
Canadian Apartment Properties REIT	621	21,557
Centerspace	102	5,586
Comforia Residential REIT Inc.	3	6,288
Daiwa Securities Living Investments Corp.	15	10,792
Elme Communities	765	11,077
Empiric Student Property PLC	2,502	2,899
Equity Residential	3,227	194,233
Essex Property Trust Inc.	450	104,972
Independence Realty Trust Inc.	1,044	15,336
Ingenia Communities Group	3,000	8,690
InterRent REIT	627	6,282
Irish Residential Properties REIT PLC	2,940	3,660
Killam Apartment REIT	420	5,851
Mid-America Apartment Communities Inc.	777	98,197
NexPoint Residential Trust Inc.	162	4,949
Nippon Accommodations Fund Inc.	2	8,326
Triple Point Social Housing REIT PLC(c)	291	214
UDR Inc.	2,424	87,312
UNITE Group PLC (The)	2,154	27,519
Veris Residential Inc.	624	9,516
Security	Shares	Value

Multi-Family Residential REITs (continued)
Xior Student Housing NV	100	$2,995
		981,341
Office REITs — 9.5%
Alexandria Real Estate Equities Inc.	1,047	126,582
Allied Properties REIT	513	7,448
Boston Properties Inc.	1,749	116,308
Brandywine Realty Trust	1,653	7,835
Champion REIT	27,000	6,429
COPT Defense Properties	819	19,296
Cousins Properties Inc.	2,481	56,840
Cromwell Property Group	8,058	2,174
Daiwa Office Investment Corp.	2	8,526
Derwent London PLC	593	15,982
Dexus	6,414	32,459
Douglas Emmett Inc.	909	12,317
Easterly Government Properties Inc., Class A	711	8,731
Gecina SA	252	27,792
Global One Real Estate Investment Corp.	9	6,705
Great Portland Estates PLC	1,290	6,787
Helical PLC	468	1,219
Highwoods Properties Inc.	1,044	23,981
Hudson Pacific Properties Inc.	2,016	16,511
Ichigo Office REIT Investment Corp.	12	6,743
Inmobiliaria Colonial SOCIMI SA	2,172	13,059
Japan Excellent Inc.	11	9,095
Japan Prime Realty Investment Corp.	3	7,183
Japan Real Estate Investment Corp.	5	19,168
JBG SMITH Properties	1,800	28,800
JR Global REIT	955	2,905
Keppel Pacific Oak US REIT	4,100	1,145
Keppel REIT	30,300	20,838
Kilroy Realty Corp.	1,500	53,640
Mirai Corp.	12	3,669
Mori Hills REIT Investment Corp.	15	13,960
Nippon Building Fund Inc.	6	24,277
NSI NV	87	1,862
Orix JREIT Inc.	21	24,291
Paramount Group Inc.	3,467	16,468
Piedmont Office Realty Trust Inc., Class A	1,925	13,090
Precinct Properties New Zealand Ltd.	7,476	5,689
Prosperity REIT	21,000	3,345
Sankei Real Estate Inc.	3	1,909
SL Green Realty Corp.	642	28,858
Vornado Realty Trust	1,695	46,087
Workspace Group PLC	357	2,348
		852,351
Other Specialized REITs — 2.0%
Arena REIT	1,626	3,687
EPR Properties	237	10,492
Four Corners Property Trust Inc.	663	15,521
Gaming and Leisure Properties Inc.	957	43,687
Safehold Inc.	333	6,613
VICI Properties Inc., Class A	3,270	98,492
		178,492
Real Estate Development — 0.8%
CK Asset Holdings Ltd.	10,500	47,380
Lifestyle Communities Ltd.	465	5,411
Sino Land Co. Ltd.	14,000	14,624
		67,415
Real Estate Operating Companies — 7.5%
Abrdn European Logistics Income PLC(c)	5,304	3,919

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Operating Companies (continued)
Aeon Mall Co. Ltd.	300	$3,713
Amot Investments Ltd.	1,170	6,079
Aroundtown SA(b)	4,506	10,052
Atrium Ljungberg AB, Class B	504	10,103
Azrieli Group Ltd.	306	20,619
CA Immobilien Anlagen AG	285	9,356
CapitaLand Investment Ltd./Singapore	16,800	36,881
Castellum AB(b)	2,447	31,502
Catena AB	159	6,779
Cibus Nordic Real Estate AB	126	1,485
Citycon OYJ	318	1,663
Corem Property Group AB, Class B	2,706	2,726
Deutsche EuroShop AG	282	6,072
Deutsche Wohnen SE	276	6,704
Dios Fastigheter AB	510	3,956
Entra ASA(c)	393	4,305
Fabege AB	1,563	14,639
Fastighets AB Balder, Class B(b)	2,775	18,418
Grainger PLC	2,232	7,445
Grand City Properties SA(b)	492	4,776
Hiag Immobilien Holding AG	15	1,318
Hongkong Land Holdings Ltd.	7,500	23,411
Hufvudstaden AB, Class A	1,260	16,293
Hulic Co. Ltd.	1,500	16,563
Hysan Development Co. Ltd.	5,000	8,630
Intershop Holding AG	4	2,870
Kennedy-Wilson Holdings Inc.	1,164	12,164
Kojamo OYJ	912	10,812
LEG Immobilien SE(b)	426	35,349
Melisron Ltd.	126	9,240
Mobimo Holding AG, Registered	27	7,977
NP3 Fastigheter AB	99	1,950
Nyfosa AB	705	6,306
Pandox AB, Class B	237	3,250
Platzer Fastigheter Holding AB, Class B	249	2,028
PSP Swiss Property AG, Registered	144	19,166
Sagax AB, Class B	732	17,788
Samhallsbyggnadsbolaget i Norden AB	5,264	2,412
Sirius Real Estate Ltd.	5,184	5,965
Swire Properties Ltd.	11,400	21,304
Swiss Prime Site AG, Registered	333	33,728
TAG Immobilien AG(b)	1,038	14,529
Tricon Residential Inc.	609	6,704
VGP NV	54	6,334
Vonovia SE	3,861	120,281
Wallenstam AB, Class B	1,788	8,975
Wharf Real Estate Investment Co. Ltd.	12,000	35,158
Wihlborgs Fastigheter AB	1,326	11,854
		673,551
Retail REITs — 15.5%
Acadia Realty Trust	346	5,903
AEON REIT Investment Corp.	9	8,481
Agree Realty Corp.	411	24,500
Ascencio	36	1,928
Brixmor Property Group Inc.	917	20,577
BWP Trust	3,420	7,658
Capital & Counties Properties PLC	5,478	9,228
CapitaLand Integrated Commercial Trust	54,300	80,949
Carmila SA	420	7,463
Charter Hall Retail REIT	3,018	7,292
Choice Properties REIT	1,200	12,532
Crombie REIT	339	3,427
Security	Shares	Value

Retail REITs (continued)
Eurocommercial Properties NV	558	$12,501
Federal Realty Investment Trust	426	43,337
First Capital Real Estate Investment Trust	1,284	15,099
Fortune REIT	6,000	3,436
Frasers Centrepoint Trust	15,000	25,656
Frontier Real Estate Investment Corp.	1	2,956
Fukuoka REIT Corp.	3	3,549
Getty Realty Corp.	297	8,215
Hamborner REIT AG	459	3,244
Hammerson PLC	36,531	12,466
HomeCo Daily Needs REIT	10,361	8,529
InvenTrust Properties Corp.	219	5,438
Japan Metropolitan Fund Invest	12	8,146
Kimco Realty Corp.	2,636	53,247
Kite Realty Group Trust	973	20,822
Kiwi Property Group Ltd.	8,721	4,638
Klepierre SA	1,494	38,681
Lendlease Global Commercial REIT	24,000	11,237
Link REIT	19,800	99,310
LOTTE REIT Co. Ltd.	426	984
Macerich Co. (The)	768	12,127
Mapletree Pan Asia Commercial Trust	31,800	34,437
Mercialys SA	1,221	13,891
NETSTREIT Corp.	384	6,977
NewRiver REIT PLC	2,121	2,085
NNN REIT Inc.	828	33,402
Paragon REIT	8,400	5,479
Phillips Edison & Co. Inc.	465	16,140
Prinmaris REIT	330	3,409
Realty Income Corp.	2,513	136,682
Regency Centers Corp.	747	46,814
Region RE Ltd.	8,112	11,943
Retail Estates NV	60	3,931
Retail Opportunity Investments Corp.	491	6,673
RioCan REIT	1,905	25,916
Scentre Group	36,582	72,727
Simon Property Group Inc.	1,234	171,045
SITE Centers Corp.	534	7,113
SmartCentres Real Estate Investment Trust	1,002	18,379
Starhill Global REIT	9,600	3,685
Supermarket Income REIT PLC	6,591	6,766
Tanger Inc.	580	15,602
Unibail-Rodamco-Westfield, New(b)	477	34,155
Urban Edge Properties	450	7,771
Vastned Retail NV	81	1,788
Vicinity Ltd.	79,635	105,708
Waypoint REIT Ltd	4,119	6,631
Wereldhave NV	282	4,224
		1,386,929
Self Storage REITs — 4.4%
Abacus Storage King	1,275	949
Big Yellow Group PLC	657	9,500
CubeSmart	924	39,935
Extra Space Storage Inc.	868	125,374
National Storage Affiliates Trust	330	12,326
National Storage REIT	4,341	6,510
Public Storage	655	185,489
Safestore Holdings PLC	784	8,165
Shurgard Self Storage Ltd.	93	4,314
		392,562

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Single-Family Residential REITs — 3.1%
American Homes 4 Rent, Class A	1,398	$49,000
Equity LifeStyle Properties Inc.	1,011	68,434
Invitation Homes Inc.	2,430	80,020
PRS REIT PLC (The)	5,601	5,977
Sun Communities Inc.	579	72,578
Tritax EuroBox PLC(c)	3,699	2,428
		278,437

Total Long-Term Investments — 99.6%
(Cost: $8,886,496)		8,914,151

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	22,831	22,845
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	10,000	10,000

Total Short -Term Investments — 0.4%
(Cost: $32,844)		32,845

Total Investments — 100.0%
(Cost: $8,919,340)		8,946,996

Other Assets Less Liabilities — 0.0%		3,838

Net Assets — 100.0%		$8,950,834

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$66,735	$—		$(43,885	)(a)	$(5)	$—	$22,845	22,831	$429	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—		—	—	10,000	10,000	385		—
						$(5)	$—	$32,845		$814		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	1	03/15/24	$34	$(2,368)

Schedule of Investments (unaudited) (continued)	iShares® Environmentally Aware Real Estate ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,764,524	$3,149,627	$—	$8,914,151
Short-Term Securities
Money Market Funds	32,845	—	—	32,845
	$5,797,369	$3,149,627	$—	$8,946,996
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,368)	$—	$—	$(2,368)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust